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May 27, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Smart Trust, Value Architects Disciplined Core Portfolio Trust, 2010 Series C
(the “Funds”)
(File No. 333-166147) (CIK# 1489789)

Gentlemen:

     In accordance with the requirements of Rule 497(b) of the General Rules and Regulations under the Securities Act of 1933, there is filed a form of Prospectus to be used in connection with the public offering of the securities covered by the subject Registration Statement in the exact form in which such Prospectus will be used.

Very truly yours,

CHAPMAN AND CUTLER LLP

MJK/mdd
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